Shareholder Report, Line Graph (Details) - USD ($)							7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended				19 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended			31 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended			43 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended			55 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended		67 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended		79 Months Ended	81 Months Ended	84 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
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C000157835
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Balanced Fund
Accumulated Value						$ 9,425							$ 10,389						$ 10,405						$ 11,088						$ 11,872					$ 15,058					$ 13,621			$ 14,342			$ 16,127		$ 17,474	$ 19,976
C000157836
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Balanced Fund
Accumulated Value						10,000							10,929						10,875						11,499						12,216					15,373					13,784			14,409			16,077		17,287	19,611
C000157837
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Balanced Fund
Accumulated Value						10,000							11,047						11,099						11,855						12,713					16,160					14,631			15,446			17,415		18,905	21,671
C000157838
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Balanced Fund
Accumulated Value						10,000							11,029						11,062						11,793						12,621					16,005					14,472			15,246			17,155		18,586	21,263
C000220844
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Core Bond Fund
Accumulated Value		$ 9,425							$ 9,210							$ 8,113						$ 8,040						$ 8,234						$ 8,706					$ 9,071
C000220845
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Core Bond Fund
Accumulated Value		10,000							9,698							8,499						8,357						8,485						8,913					9,208
C000220846
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Core Bond Fund
Accumulated Value		10,000							9,776							8,651						8,593						8,812						9,353					9,755
C000220843
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Core Bond Fund
Accumulated Value		10,000							9,761							8,620						8,543						8,743						9,262					9,641
C000193764
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Dividend Growth Fund
Accumulated Value					$ 9,425			$ 9,236							$ 10,081						$ 10,742						$ 15,814						$ 13,778					$ 15,250					$ 18,505			$ 20,362		$ 25,029
C000193765
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Dividend Growth Fund
Accumulated Value					10,000			9,763							10,577						11,188						16,326						14,110					15,490					18,665			20,359		24,862
C000193766
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Dividend Growth Fund
Accumulated Value					10,000			9,832							10,756						11,487						16,942						14,787					16,395					19,952			22,006		27,114
C000193767
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Dividend Growth Fund
Accumulated Value					10,000			9,813							10,716						11,424						16,817						14,647					16,209					19,678			21,662		26,631
C000219892
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Exponential Technologies Fund
Accumulated Value			$ 9,425									$ 18,002						$ 10,451						$ 11,474						$ 11,436					$ 12,870					$ 17,871
C000219893
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Exponential Technologies Fund
Accumulated Value			10,000									18,980						10,928						11,912						11,780					13,150					18,121
C000219894
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Exponential Technologies Fund
Accumulated Value			10,000									19,140						11,128						12,254						12,244					13,817					19,224
C000219891
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Exponential Technologies Fund
Accumulated Value			10,000									19,100						11,078						12,174						12,143					13,665					18,981
C000080457
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Gilead Fund
Accumulated Value						9,426							12,082						15,222						17,713						20,650					30,848					20,769			24,036			23,876		27,113	37,851
C000080458
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Gilead Fund
Accumulated Value						10,000							12,724						15,910						18,376						21,263					31,517					21,051			24,182			23,845		26,873	37,232
C000080459
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Gilead Fund
Accumulated Value						10,000							12,850						16,233						18,938						22,128					33,138					22,360			25,938			25,834		29,409	41,156
C000065340
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Gilead Fund
Accumulated Value						10,000							12,827						16,168						18,820						21,955					32,807					22,095			25,580			25,421		28,886	40,342
C000121707
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Healthcare & Life Sciences Fund
Accumulated Value						9,424							11,789						17,545						19,409						24,196					26,683					17,111			23,736			21,415		21,344	36,563
C000121708
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Healthcare & Life Sciences Fund
Accumulated Value						10,000							12,415						18,334						20,137						24,916					27,270					17,349			23,892			21,398		21,164	35,983
C000121710
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Healthcare & Life Sciences Fund
Accumulated Value						10,000							12,540						18,760						20,772						25,960					28,697					18,442			25,656			23,199		23,179	39,811
C000121709
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Healthcare & Life Sciences Fund
Accumulated Value						10,000							12,519						18,687						20,652						25,749					28,411					18,226			25,302			22,833		22,772	39,023
C000236480
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Large Cap Focus Fund
Accumulated Value	$ 9,425										$ 10,769						$ 13,183						$ 14,768						$ 17,383
C000236481
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Large Cap Focus Fund
Accumulated Value	10,000										11,360						13,790						15,340						17,926
C000236482
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Large Cap Focus Fund
Accumulated Value	10,000										11,455						14,058						15,789						18,632
C000236479
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Large Cap Focus Fund
Accumulated Value	10,000										11,443						14,014						15,708						18,494
C000202730
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Limited-Term Bond Fund
Accumulated Value						9,422							9,472						9,424						9,860						10,284					10,330					9,689			9,799			10,298		10,899	11,249
C000202731
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Limited-Term Bond Fund
Accumulated Value				$ 10,000			$ 10,424							$ 10,789						$ 10,749						$ 10,003						$ 10,052					$ 10,481					$ 11,015			$ 11,287
C000202732
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Limited-Term Bond Fund
Accumulated Value						10,000							9,987						9,961						10,450						10,928					11,000					10,338			10,489			11,050		11,720	12,138
C000202733
Account Value [Line Items]
Line Graph and Table Measure Name										Eventide Limited-Term Bond Fund
Accumulated Value				10,000			10,464							10,921						10,974						10,287						10,419					10,959					11,595			11,986
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							9,820							8,809						8,727						8,956						9,500					9,861
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							9,820							8,809						8,727						8,956						9,500					9,861
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000							9,820							8,809						8,727						8,956						9,500					9,861
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000							$ 9,820							$ 8,809						$ 8,727						$ 8,956						$ 9,500					$ 9,861
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value					10,000			11,146							10,713						10,166						17,109						12,770					14,093					15,045			16,516		22,734
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value					10,000			11,146							10,713						10,166						17,109						12,770					14,093					15,045			16,516		22,734
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value					10,000			11,146							10,713						10,166						17,109						12,770					14,093					15,045			16,516		22,734
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value					10,000			11,146							10,713						10,166						17,109						12,770					14,093					15,045			16,516		22,734
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value			10,000									16,831						12,562						13,864						14,800					16,247					22,364
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value			10,000									16,831						12,562						13,864						14,800					16,247					22,364
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value			10,000									16,831						12,562						13,864						14,800					16,247					22,364
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value			10,000									16,831						12,562						13,864						14,800					16,247					22,364
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
Bloomberg US 3000 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Equal Weight Total Return Index
Accumulated Value						10,000							12,472						14,658						14,088						13,369					22,500					16,794			18,534			19,785		21,720	29,898
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000										11,959						14,896						17,155						20,985
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000										11,959						14,896						17,155						20,985
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000										11,959						14,896						17,155						20,985
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000										$ 11,959						$ 14,896						$ 17,155						$ 20,985
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,708							11,644						11,605						10,411						10,313					10,585					11,228			11,653
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value						10,000							9,969						9,929						10,710						11,646					11,607					10,413			10,315			10,587		11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000			10,708							11,644						11,605						10,411						10,313					10,585					11,228			11,653
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Accumulated Value						10,000							10,847						11,515						12,408						12,902					15,796					14,030			15,029			16,250		17,889	20,003
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Accumulated Value						10,000							10,847						11,515						12,408						12,902					15,796					14,030			15,029			16,250		17,889	20,003
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Accumulated Value						10,000							10,847						11,515						12,408						12,902					15,796					14,030			15,029			16,250		17,889	20,003
Bloomberg Mid Cap/Intermediate U.S. Aggregate 50/50 TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Mid Cap/Intermediate US Aggregate 50/50 TR Index
Accumulated Value						10,000							10,847						11,515						12,408						12,902					15,796					14,030			15,029			16,250		17,889	20,003
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Total Return Index
Accumulated Value					10,000			10,897							11,723						11,654						17,332						14,753					16,886					18,980			21,448		25,785
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Total Return Index
Accumulated Value					10,000			10,897							11,723						11,654						17,332						14,753					16,886					18,980			21,448		25,785
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Total Return Index
Accumulated Value					10,000			10,897							11,723						11,654						17,332						14,753					16,886					18,980			21,448		25,785
Bloomberg US Mid Cap USD
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Total Return Index
Accumulated Value					$ 10,000			$ 10,897							$ 11,723						$ 11,654						$ 17,332						$ 14,753					$ 16,886					$ 18,980			$ 21,448		$ 25,785
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 2500 Technology Total Return Index
Accumulated Value			10,000									15,123						10,750						12,666						13,833					15,995					26,242
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 2500 Technology Total Return Index
Accumulated Value			10,000									15,123						10,750						12,666						13,833					15,995					26,242
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 2500 Technology Total Return Index
Accumulated Value			10,000									15,123						10,750						12,666						13,833					15,995					26,242
Bloomberg US 2500 Technology Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 2500 Technology Total Return Index
Accumulated Value			$ 10,000									$ 15,123						$ 10,750						$ 12,666						$ 13,833					$ 15,995					$ 26,242
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Growth Total Return Index
Accumulated Value						10,000							11,502						13,310						14,972						16,364					23,619					18,357			21,567			24,128		28,084	32,690
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Growth Total Return Index
Accumulated Value						10,000							11,502						13,310						14,972						16,364					23,619					18,357			21,567			24,128		28,084	32,690
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Growth Total Return Index
Accumulated Value						10,000							11,502						13,310						14,972						16,364					23,619					18,357			21,567			24,128		28,084	32,690
Bloomberg US BMID Growth (USD)
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Mid Cap Growth Total Return Index
Accumulated Value						10,000							11,502						13,310						14,972						16,364					23,619					18,357			21,567			24,128		28,084	32,690
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Biotechnology Select Industry Index
Accumulated Value						10,000							14,299						17,676						16,320						20,841					25,257					13,856			15,537			17,391		15,589	29,931
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Biotechnology Select Industry Index
Accumulated Value						10,000							14,299						17,676						16,320						20,841					25,257					13,856			15,537			17,391		15,589	29,931
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Biotechnology Select Industry Index
Accumulated Value						10,000							14,299						17,676						16,320						20,841					25,257					13,856			15,537			17,391		15,589	29,931
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										S&P Biotechnology Select Industry Index
Accumulated Value						10,000							14,299						17,676						16,320						20,841					25,257					13,856			15,537			17,391		15,589	29,931
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value						10,000							10,011						9,991						10,525						11,096					11,140					10,561			10,581			11,074		11,785	12,139
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value				10,000			10,427							10,993						11,037						10,463						10,483					10,971					11,676			12,026
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value						$ 10,000							$ 10,011						$ 9,991						$ 10,525						$ 11,096					$ 11,140					$ 10,561			$ 10,581			$ 11,074		$ 11,785	$ 12,139
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value				$ 10,000			$ 10,427							$ 10,993						$ 11,037						$ 10,463						$ 10,483					$ 10,971					$ 11,676			$ 12,026